Operating Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Assets:
Pawn loans	$ 145,318	$ 121,201	$ 101,684
Signature loans, net	11,389	10,775	8,357
Auto title loans, net	3,222	3,145	1,663
Service charges and fees receivable, net	33,230	29,060	24,315
Inventory, net	90,373	71,502	64,001
Goodwill	173,206	117,305	100,719
Total separately identified recorded segment assets	456,738	352,988	300,739
Brokered signature loans outstanding from unaffiliated lenders	20,973	22,940	22,984
Brokered auto title loans outstanding from unaffiliated lenders	6,067	6,825	2,186
U.S. Pawn Operations [Member]
Assets:
Pawn loans	134,457	113,944	98,099
Signature loans, net	990	456	453
Auto title loans, net	930	651	685
Service charges and fees receivable, net	25,148	20,830	17,910
Inventory, net	81,257	66,542	61,196
Goodwill	163,897	110,255	94,192
Total separately identified recorded segment assets	406,679	312,678	272,535
Brokered signature loans outstanding from unaffiliated lenders	206	231	278
Brokered auto title loans outstanding from unaffiliated lenders	175	236	276
EZMONEY Operations [Member]
Assets:
Pawn loans	0	0	0
Signature loans, net	10,399	10,319	7,904
Auto title loans, net	2,292	2,494	978
Service charges and fees receivable, net	6,419	7,177	5,892
Inventory, net	602	25	1
Goodwill	0	0	0
Total separately identified recorded segment assets	19,712	20,015	14,775
Brokered signature loans outstanding from unaffiliated lenders	20,767	22,709	22,706
Brokered auto title loans outstanding from unaffiliated lenders	5,892	6,589	1,910
Empeno Facil [Member]
Assets:
Pawn loans	10,861	7,257	3,585
Signature loans, net	0	0	0
Auto title loans, net	0	0	0
Service charges and fees receivable, net	1,663	1,053	513
Inventory, net	8,514	4,935	2,804
Goodwill	9,309	7,050	6,527
Total separately identified recorded segment assets	30,347	20,295	13,429
Brokered signature loans outstanding from unaffiliated lenders	0	0	0
Brokered auto title loans outstanding from unaffiliated lenders	$ 0	$ 0	$ 0